Non-financial Assets and Liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 49,293	$ 62,693
Reclassifications	1,473
Charged/(credited) to:
- profit or loss	(30,687)	(13,400)
Ending balance	20,079	49,293
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(74,660)	(57,650)
Reclassifications	1,473
Charged/(credited) to:
- profit or loss	17,283	(17,010)
Ending balance	(55,904)	(74,660)
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(3,566)	(7,372)
Charged/(credited) to:
- profit or loss	2,897	3,806
Ending balance	(669)	(3,566)
Intangible Assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	127,519	127,715
Charged/(credited) to:
- profit or loss	(50,867)	(196)
Ending balance	$ 76,652	$ 127,519